Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Performance-Based Share Plan of "Ferrovial, S.E." for Executives 2023-2025
Amount Registered | shares	175,918
Proposed Maximum Offering Price per Unit	72.63
Maximum Aggregate Offering Price	$ 12,776,924.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,764.49
Offering Note	1(a) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional ordinary shares, EUR0.01 par value per share ("Ordinary Shares"), of Ferrovial SE (the "Registrant") that may from time to time become issuable under the Registrant's Performance-Based Share Plan for Executives 2023-2025, Performance-Based Share for Executive Directors and Senior Management 2023-2025, Performance-Based Share Plan for Executives 2026-2028, Performance-Based Share Plan for Executive Directors and Senior Management 2026-2028, and Restricted Stock Unit Plan for Eligible Employees 2026-2028 (together, the "Plans") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. 1(b) Consists of 1,430,227 Ordinary Shares that may become issuable under the Plans pursuant to their terms. 1(c) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(h) and 457(c) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's Ordinary Shares as reported on the Nasdaq Global Select Market on February 23, 2026. 1(d) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Performance-Based Share Plan of "Ferrovial, S.E." for Executive Directors and Senior Management 2023-2025
Amount Registered | shares	156,755
Proposed Maximum Offering Price per Unit	72.63
Maximum Aggregate Offering Price	$ 11,385,115.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,572.28
Offering Note	See Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Performance-Based Share Plan of "Ferrovial, S.E." for Executives 2026-2028
Amount Registered | shares	527,753
Proposed Maximum Offering Price per Unit	72.63
Maximum Aggregate Offering Price	$ 38,330,700.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,293.47
Offering Note	See Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Performance-Based Share Plan of "Ferrovial, S.E." for Executive Directors and Senior Management 2026-2028
Amount Registered | shares	470,264
Proposed Maximum Offering Price per Unit	72.63
Maximum Aggregate Offering Price	$ 34,155,274.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,716.84
Offering Note	See Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Restricted Stock Unit Plan of "Ferrovial, S.E." for Eligible Employees 2026-2028
Amount Registered | shares	99,537
Proposed Maximum Offering Price per Unit	72.63
Maximum Aggregate Offering Price	$ 7,229,372.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 998.38
Offering Note	See Note 1